Related Party Balances and Transactions - Rollforward payable (receivable) (Details) - Related parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
E-House
Related Party Balances and Transactions
Balance at January 1	$ (123,010)	$ 2,201,127	$ 129,566
Corporate service provided by related parties under services agreements			1,352,382
Service provided to related parties			(484,185)
Service purchased from/rental cost paid to related parties	131,511	700,726	886,866
Net received/(payment)	(34,994)	(3,024,863)	316,498
Balance at December 31	(26,493)	(123,010)	2,201,127
E-House Enterprise
Related Party Balances and Transactions
Balance at January 1	3,298,210	3,950,839	2,238,543
Corporate service provided by related parties under services agreements	569,092	1,335,164
Service provided to related parties			(36,334)
Service purchased from/rental cost paid to related parties	9,562,138	7,694,981	20,557,777
Compensation to TM Home	3,087,796
Net received/(payment)	(47,344,902)	(9,682,774)	(18,809,147)
Balance at December 31	$ (30,827,666)	$ 3,298,210	$ 3,950,839